Credit Risk - Summary of Increase (Decrease in Profit Before Tax (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of credit risk exposure [line items]
Increase in profit before tax due to 20 percentage increase in HPI rate	£ 63	£ 41
Increase in profit before tax due to 10 percentage increase in HPI rate	38	25
Decrease in profit before tax due to 10 percentage decrease in HPI rate	(66)	(39)
Decrease in profit before tax due to 20 percentage decrease in HPI rate	(183)	(105)
House Price Index
Disclosure of credit risk exposure [line items]
Expected Credit Losses Allowance For Residential Mortgages	£ 280	£ 218